LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 3,489
2025	3,678
2026	3,310
2027	2,289
2028	2,322
2029 and thereafter	9,134
Total undiscounted lease payments	24,222
Imputed interest	5,371
Present value of lease liabilities	$ 18,851